Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Fees	Infrastructure	Total Payments
Total	$ 3,000	$ 3,524	$ 4,518	$ 11,042
CANADA | Province of British Columbia
Total	185	289	$ 4,518	4,992
CANADA | Lhtako Dene Nation
Total		349		349
CANADA | Williams Lake First Nation
Total		125		125
CANADA | Xatsull First Nation
Total		151		151
CANADA | Province of Quebec, Department of Energy and Natural Resources
Total		693		693
MEXICO | Government of Mexico
Total	1,548	$ 1,917		3,465
UNITED STATES | State of Utah
Total	$ 1,267			$ 1,267